Profit Before Income Tax - Summary of Other Gains and Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Net gain on financial assets mandatorily at FVTPL	$ 6,155,995	$ 201,045	$ 10,244,928	$ 1,199,065
Net loss arising on financial instruments held for trading	(4,295,484)	(140,284)	(6,137,183)	(2,689,070)
Gain on disposal of subsidiaries (Note 30)	529,721	17,300	0	17,340,418
Foreign exchange gains (losses), net	998,111	32,597	(2,459,474)	1,395,054
Gain recognized in bargain purchase transaction (Note 29)				33,114
Impairment loss on investments accounted for using the equity method (Note 14)	0	0	(61,206)
Gain (loss) on disposal of investments accounted for using the equity method	55,795	1,822	80,317	(67,482)
Other gains and losses	$ 3,444,138	$ 112,480	$ 1,667,382	$ 17,211,099